Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit after tax	£ 709	£ 1,164	£ 1,300
Available-for-sale securities:
- Change in fair value			80
- Income statement transfers			(54)
- Taxation			(6)
Other comprehensive income available-for-sale securities, total			20
Movement in fair value reserve (debt instruments):
- Change in fair value	147	(74)
- Income statement transfers	(147)	21
- Taxation	0	14
Other comprehensive income fair value reserve (debt instruments)	0	(39)
Cash flow hedges:
- Effective portion of changes in fair value	(864)	788	(238)
- Income statement transfers	1,021	(751)	(94)
- Taxation	(40)	(14)	89
Other comprehensive income cash flow hedges, total	117	23	(243)
Currency translation on foreign operations	(3)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	114	(16)	(223)
Pension remeasurement:
- Change in fair value	(523)	469	(103)
- Taxation	131	(117)	26
Pension remeasurement, total	(392)	352	(77)
Own credit adjustment:
- Change in fair value	(77)	84	(29)
- Taxation	19	(21)	7
Own credit adjustment, total	(58)	63	(22)
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(450)	415	(99)
Total other comprehensive (expense)/income net of tax	(336)	399	(322)
Total comprehensive income	373	1,563	978
Attributable to:
Equity holders of the parent	334	1,524	939
Non-controlling interests	39	39	39
Total comprehensive income	£ 373	£ 1,563	£ 978